Group plc statement of changes in equity (Parenthetical) - GBP (£)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Ordinary shares		£ 2,172,000,000	£ 2,172,000,000	£ 2,172,000,000
Number of ordinary shares		8,689,755,905
Par value per share		£ 0.25
Total profit for the period including dividend income		£ 2,184,000,000	2,066,000,000	2,733,000,000
Dividends to shareholders			2,350,000,000	1,450,000,000
British Telecommunications plc [Member]
Statements [Line Items]
Ordinary shares		£ 2,172,000,000	£ 2,172,000,000
Number of ordinary shares		8,689,755,905	8,689,755,905
Par value per share		£ 0.25	£ 0.25
Total profit for the period including dividend income	[1]	£ 2,057,000,000	£ 1,351,000,000
Dividends to shareholders		£ 0	£ 2,350,000,000	£ 1,450,000,000

[1]	As permitted by Section 408(3) of the Companies Act 2006, no income statement of the company is presented. The company’s profit for the financial year including dividends received from subsidiary undertakings was £2,057m (2016/17: £1,351m) before dividends paid of £nil (2016/17: £2,350m)